Provision for Taxes (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Provision For Taxes
Note 14.  Provision for Taxes
Earnings before taxes and the provision for taxes consisted of the following:
	Years Ended March 31,
	2013	2012	2011
	(In thousands)
Pretax earnings:
U.S.	$389,342	$302,748	$270,695
Non-U.S.	19,145	22,888	18,619
Total pretax earnings	$408,487	$325,636	$289,314

Current provision (benefit)
Federal	$116,788	$10,899	$14,784
State	12,199	5,514	7,475
Non-U.S.	3,344	4,786	3,861
	132,331	21,199	26,120
Deferred provision (benefit)
Federal	8,466	89,327	70,653
State	1,458	8,310	7,300
Non-U.S.	1,524	1,433	1,666
	11,448	99,070	79,619

Provision for income tax expense	$143,779	$120,269	$105,739

Income taxes paid (net of income tax refunds received)	$144,682	$10,739	$14,265